Commitments and Contingencies Level 4 - Unfunded Commitments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Other Commitments [Abstract]
Other Commitment	$ 567
Commitments to Fund Limited Partnership and Other Alternative Investments	463
Commitment to fund Private placement securities	4
Commitments to Fund Mortgage Loans	100
Other Commitments [Line Items]
Other Commitment	567
Cancelable mortgage loan
Other Commitments [Abstract]
Other Commitment	66
Other Commitments [Line Items]
Other Commitment	$ 66